FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2022
Carrying Amounts and Estimated Fair Values of Financial Instruments

The following table presents the carrying amounts and estimated fair values of our Company’s financial instruments at December 31, 2022 and 2021.

(in US$ thousands)	2022		2021
	Carrying amount	Fair value	Carrying amount	Fair value
Financial assets
Cash and cash equivalents	$38,794	$38,794	$41,455	$41,455
Accounts receivable	199	199	265	265
Restricted cash	313	313	306	306
Refundable deposits	192	192	211	211
Investment in securities - current	7,950	7,950	—	—
Investment in securities - noncurrent	2,371	2,371	10,322	10,322
Financial liabilities
Accounts payable	53	53	118	118
Accrued expenses	1,151	1,151	1,435	1,435
Lease liabilities - current and noncurrent	1,333	1,333	1,987	1,987

Summary of Assets and Liabilities Measured at Fair Value

Assets and liabilities measured at fair value on a recurring basis are summarized as below:

(in US$ thousands)	Fair Value Measurement Using
	Level 1	Level 2	Level 3	At December 31, 2022
Assets
Restricted cash - time deposits	$—	$313	$—	$313
Investment in securities - current	—	—	7,950	7,950
Investment in securities - noncurrent	—	—	2,371	2,371
	$—	$313	$10,321	$10,634

(in US$ thousands)	Fair Value Measurement Using
	Level 1	Level 2	Level 3	At December 31, 2021
Assets
Restricted cash - time deposits	$—	$306	$—	$306
Investment in securities - noncurrent	—	—	10,322	10,322
	$—	$306	$10,322	$10,628

Reconciliation of Beginning and Ending Balances of Assets Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs Level Three

For assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3) during 2022 and 2021, a reconciliation of the beginning and ending balances are presented as follows:

(in US$ thousands)	2022
	Investment in debt securities	Investment in equity securities
Balance at beginning of year	$8,132	$2,190
Purchase	—	—
Disposal	—	—
Total gains or (losses) (realized/unrealized)
included in earnings	—	409
included in other comprehensive income - unrealized gain (loss) on security	620	—
included in other comprehensive income - foreign currency items	(802)	(228)
Balance at end of year	$7,950	$2,371
The amount of total gains or (losses) for the period included in earnings attributable to the change in unrealized gains or losses relating to assets still held at the reporting date.	$—	$409

(in US$ thousands)	2021
	Investment in debt securities	Investment in equity securities
Balance at beginning of year	$10,000	$—
Purchase	—	2,190
Disposal	(2,033)	—
Total gains or (losses) (realized/unrealized)
included in earnings	—	—
included in other comprehensive income - unrealized gain (loss) on security	(124)	—
included in other comprehensive income - foreign currency items	289	—
Balance at end of year	$8,132	$2,190
The amount of total gains or (losses) for the period included in earnings attributable to the change in unrealized gains or losses relating to assets still held at the reporting date.	$—	$—

Level 3
Summary of Significant Unobservable Inputs Used in Fair Value Measurements Categorized Within Level 3 of Fair Value Hierarchy

The significant unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy, together with a quantitative sensitivity analysis as of December 31, 2022 and 2021 are shown below:

Investment in securities - Level 3 financial assets

Sensitivity of the Input to Fair Value

					Changes of Fair Value (in US$ thousands)
Calculation Date	Valuation Technique	Significant Unobservable Inputs	Rate for debt investment	Rate for equity investment	If the Rate of Input changes by -1%	If the Rate of Input changes by +1%
December 31, 2022	The discounted cash flow analysis to estimate the enterprise value, and then the option pricing method to allocate equity value among various classes of stakeholders.	Discount rate for future cash flows	38.5%	38.5%	Debt securities: +$372 Equity securities: +$175	Debt securities: -$262 Equity securities: -$170
		Discount for lack of marketability (“DLOM”)	From 4.0% to 12.0% for different scenarios	From 6.0% to 12.0% for different scenarios	Debt securities: +$93 Equity securities: +$26	Debt securities: -$93 Equity securities: -$25
		Volatility	From 28% to 31.0% for different scenarios	From 28% to 31.0% for different scenarios	Debt securities: +$23 Equity securities: +$16	Debt securities: +$24 Equity securities: -$10
December 31, 2021	The backsolve method to estimate the enterprise value, and then the option pricing method to allocate equity value among various classes of stakeholders	Discount for lack of marketability (“DLOM”)	From 9.0% to 18.0% for different scenarios	From 11.0% to 18.0% for different scenarios	Debt securities: +$93 Equity securities: +$26	Debt securities: -$92 Equity securities: -$26
		Volatility	36.0%	36.0%	Debt securities: -$9 Equity securities: +$13	Debt securities: +$2 Equity securities: -$12